SMITH BARNEY STRATEGIC INVESTORS FUND
(the "Fund")



Supplement to Prospectus
dated April 22, 1996


For South Dakota Investors:

	CLASS Y SHARES OF THE FUND ARE NOT
AVAILABLE FOR PURCHASE BY RESIDENTS OF SOUTH
DAKOTA.


Supplement dated:  December 31, 1996

FD 01249